Consolidated Balance Sheets (USD $) In Thousands	May 31, 2011	May 31, 2010
ASSETS
Cash and cash equivalents	$ 317,260	$ 281,104
Restricted cash	3,374	582
Term deposits	152,680	137,905
Short term investments	143,704
Accounts receivable, net of allowance of US$69 and US$60 for 2010 and 2011, respectively	1,655	1,922
Inventory	18,011	17,163
Deferred tax assets	5,337	2,982
Prepaid expenses and other current assets, net	33,248	22,156
Total current assets	675,269	463,814
Property and equipment, net	160,421	118,118
Land use rights, net	3,502	3,403
Amounts due from related parties		396
Long term deposit	7,826	3,664
Long term prepaid rent	2,789	1,851
Deferred tax assets, non-current	997	1,567
Intangible assets	4,976	787
Goodwill	7,588	2,818
Long term investment	2	2
Total assets	863,370	596,420
LIABILITIES AND EQUITY
Accounts payable (including accounts payable of the consolidated variable interest entity ("VIE") without recourse to Beijing New Oriental Education & Technology (Group) Co., Ltd., ("New Oriental China") of US$11,001 and US$9,416 as of May 31,2010 and 2011, respectively)	9,518	11,038
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to New Oriental China of US$40,904 and US$67,971 as of May 31,2010 and 2011, respectively)	77,002	44,838
Income taxes payable (including income taxes payable of the consolidated VIE without recourse to New Oriental China of US$5,640 and US$7,050 as of May 31,2010 and 2011, respectively)	7,163	5,750
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse New Oriental China of US$14 and US$ nil as of May 31, 2010 and 2011, respectively)		14
Deferred revenue (including deferred revenue of the consolidated VIE without recourse to New Oriental China of US$106,619 and US$192,481 as of May 31,2010 and 2011, respectively)	194,317	107,065
Total current liabilities	288,000	168,705
Deferred tax liabilities, non-current (including deferred tax liabilities, non current without recourse to New Oriental China of US$137 and US$1,081 as of May 31,2010 and 2011, respectively)	1,147	137
Total liabilities	289,147	168,842
Commitments (Note 19)
Equity
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2010 and 2011, respectively; 155,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2010 and 2011, respectively)	1,540	1,518
Additional paid-in capital	186,585	164,975
Statutory reserves	16,104	13,007
Retained earnings	323,432	224,755
Accumulated other comprehensive income	46,562	23,312
Total New Oriental Education & Technology Group Inc. shareholders' equity	574,223	427,567
Noncontrolling interest		11
Total equity	574,223	427,578
Total liabilities and equity	$ 863,370	$ 596,420